Distribution of Profit	12 Months Ended
Dec. 31, 2015
Distribution of Profit
Distribution of Profit

19. Distribution of Profit

        Pursuant to laws applicable to entities incorporated in the PRC, the PRC subsidiaries are prohibited from distributing their statutory capital and are required to appropriate from PRC GAAP profit after tax to other non-distributable reserve funds after offsetting accumulated losses from prior years, until the cumulative amount of such reserve fund reaches 50% of their registered capital. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriation at 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end); the appropriation to the other fund are at the discretion of the subsidiaries.

        The general reserve is used to offset future extraordinary losses. A subsidiary may, upon a resolution passed by the shareholders, convert the general reserve into capital. The staff welfare and bonus reserve is used for the collective welfare of the employees of the subsidiary. The enterprise expansion reserve is for the expansion of the subsidiary's operations and can be converted to capital subject to approval by the relevant authorities. These reserves represent appropriations of the retained earnings determined in accordance with Chinese law, and are not distributable as cash dividends to the Group.

        Relevant PRC statutory laws and regulations permit payment of dividends by the Company's PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The Company's PRC subsidiaries transferred RMB55,190, RMB135,797 and RMB234,425 to general reserve during the years ended December 31, 2013, 2014 and 2015, respectively.

        The balance of restricted net assets was RMB 1,157,529 and RMB 1,957,529 of which RMB 29,500 and RMB 829,500 was attributed to the net assets of the VIEs and VIEs' subsidiaries, and RMB 1,128,029 and RMB 1,128,029 was attributed to the paid in capital of the WFOE, as of December 31, 2014 and 2015, respectively.